Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (60,606)	¥ (416,694)	¥ (580,811)	¥ (514,778)
Deemed contribution from preferred shares (Note 11)					2,618
Numerator for basic and diluted loss per share		$ (60,606)	¥ (416,694)	¥ (580,811)	¥ (603,791)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares		304,542,400	304,542,400	301,610,060	199,039,819
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)		$ (0.20)	¥ (1.37)	¥ (1.93)	¥ (3.03)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		26,635,519	26,635,519	27,407,348	17,793,251
Preferred shares
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		0	0	0	76,332,515
Series A Preferred Shares
Numerator:
Accretion to preferred shares redemption value					¥ (14,137)
Series B Preferred Shares
Numerator:
Accretion to preferred shares redemption value					(26,068)
Series C Preferred Shares
Numerator:
Accretion to preferred shares redemption value					(40,901)
Series D Preferred Shares
Numerator:
Accretion to preferred shares redemption value					¥ (10,525)
ADS
Denominator:
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)	[1]	$ (3.00)	¥ (20.55)	¥ (28.95)	¥ (45.50)

[1]	Each American depositary share (“ADS”) represents fifteen ordinary shares